Voya Retirement Moderate Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			11.72%	4.50%	6.28%
Performance Inception Date		Apr. 28, 2006
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class ADV | S&P Target Risk Moderate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.37%	4.75%	6.26%
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%	13.15%	14.29%
Class ADV | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.09%	4.86%	6.64%
Performance Inception Date		Apr. 28, 2006
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class I | S&P Target Risk Moderate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.37%	4.75%	6.26%
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%	13.15%	14.29%
Class I | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.